Commitments (Tables)	12 Months Ended
Nov. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Port Facilities and Other Commitments
At November 30, 2015, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2016	2017	2018	2019	2020	Thereafter	Total
Operating leases	$52	$41	$34	$31	$29	$203	$390
Port facilities and other	211	200	161	104	102	793	1,571
	$263	$241	$195	$135	$131	$996	$1,961